SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

Most of the Company's costs and financing are in U.S. dollars ("Dollar"). The Company's management believes that the Dollar is the currency of the primary economic environment in which the Company and its subsidiary have operated and expect to continue to operate in the foreseeable future. Therefore, the functional currency of the Company and its subsidiary is the Dollar.

The Company and its subsidiary's transactions and balances denominated in Dollars are presented at their original amounts. Non-Dollar transactions and balances have been remeasured to Dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-Dollar currencies are reflected in the Consolidated Statement of Comprehensive Loss as financial income or expenses, as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Rosetta Genomics Inc. Intercompany transactions and balances have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term unrestricted, highly-liquid investments that are readily convertible to cash, with original maturities of three months or less at acquisition.
Restricted cash
e.	Restricted cash:
Restricted cash is invested in a bank deposit, which is pledged in favor of the bank that provides guarantees to the Company.
Short-term bank deposits
f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months at acquisition but less than one year at balance sheet date. The short-term bank deposits are presented at their cost which approximates its market value.

Property and equipment, net
g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computer equipment	33
Office furniture and laboratory equipment	7 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Impairment of long-lived assets
h.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2014 and 2013, no impairment losses have been identified.

Discontinued operation
i.	Discontinued operations:

According to ASC 360, "Property, Plant, and Equipment" and ASC 205, "Presentation of Financial Statements" when a component of an entity, as defined in ASC 360, has been disposed of, the results of its operations, including the gain or loss on its disposal should be classified as discontinued operations when the operations and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component. Refer to Note 2r to the Consolidated Financial Statements, titled “Recent Accounting Pronouncements,” for further information.

Revenue recognition
j.	Revenue recognition:

The Company generates its main revenues from diagnosing patient tissue received from private patients or third-party distributors. The Company performs the diagnostic testing in its lab in the U.S. Additionally, the Company generates revenues from research and development services provided to third parties.

Revenues from sales of the Company's diagnostic services are recognized in accordance with ASC 605 "Revenue Recognition" when (1) persuasive evidence of an agreement exists, (2) delivery of tests result has occurred or services have been rendered, (3) the vendor's fee is fixed or determinable, and (4) no further obligation exists and collectability is probable.

Criterion (1) is satisfied when a final understanding between the parties as to the specific nature and terms exists. Criterion (2) is satisfied when the Company performs the test and delivers a report to the physician, or makes the patient report available to the patient. Determinations of criteria (3) and (4) are based on management's judgments regarding whether the fee charged for products or services delivered is fixed or determinable, and the collectability of those fees under any contract or arrangement is probable. The Company assesses whether the fee is fixed or determinable based on the nature of the fee charged for the services delivered and existing contractual arrangements.

Revenues from the Company's diagnostic services are recognized once the diagnostic services have been performed, the results have been delivered to the ordering physician, and the payor (including relevant insurance information) has been identified.

These diagnostic services are billed to various payors, including Medicare, commercial insurance companies, other directly billed healthcare institutions (such as hospitals), and individuals. The Company reports revenues from contracted payors, including Medicare, certain insurance companies and certain healthcare institutions, based on the contractual rate, or in the case of Medicare, the published fee schedules.

When evaluating fixed or determinable collectability, the Company considers whether it has sufficient history to reliably estimate a payor's individual payment patterns. The Company reviews the payment history of each payor and evaluates the number of tests paid against the number of tests billed as well as the payor's outstanding balance for unpaid tests, in order to determine whether payments are being made at a consistently high percentage and at an appropriate amount, given the contracted payment amount.

Based on the above analysis, the Company determines the amount it expects to collect on a per-payor, per-contract or arrangement basis. Through December 31, 2014, only for Medicare-related claims, the Company can demonstrate sufficient history to establish collectability patterns. Therefore, in arrangements with patients covered by Medicare insurance, the Company recognizes revenue on the accrual basis, recorded upon delivery of each test performed, net of a provision to the gross billed amount.

To the extent all criteria set forth above are not met when test results are delivered, service revenues are recognized when cash is received from the payor. Therefore, in arrangements with private patients, in which prior to delivery, the patient's third-party insurance provider has not contractually set the sale prices, or that are not covered by Medicare, the Company does not recognize revenue until the fees are fixed and determinable and collectability assured, or upon collection.

Under the arrangements with all distributors, once delivery of a test result has occurred, the distributor is obligated to pay the Company the fixed price for such test pursuant to the relevant distribution agreement.

Revenues from research and development services to third parties are recognized in accordance with ASC topic 605-10, "Revenue recognition" when delivery has occurred, persuasive evidence of an arrangement exists, the vendor's fee is fixed or determinable, no future obligation exists and collectability is probable.

Deferred revenue includes unearned amounts received in its arrangements, and amounts received from customers but not recognized as revenues due to the fact that these transactions did not meet the revenue recognition criteria. During 2014, the Company recognized its deferred revenue since no further performance obligation existed.

Research and development expenses, net
k.	Research and development expenses, net:

Research and development expenses consist of costs of salaries and related expenses, various activities related to intellectual property, research materials and supplies, and equipment depreciation. All such costs are expensed as incurred.

Royalty-bearing grants from the Bi-national Industrial Research and Development Foundation ("BIRD") and from the Chief Scientist of Israel's Ministry of Economy ("the OCS") for funding approved research and development projects, are recognized at the time the Company is entitled to such grants, on the basis of the research and development expenses incurred. Such Royalty-bearing grants arrangements are presented as a reduction from research and development expenses in the consolidated statements of comprehensive loss in an amount of $292, $206 and $153, in the years 2014, 2013 and 2012, respectively.

Accounting for share-based compensation
l.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Share Compensation" ("ASC 718"), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, directors and non-employees. ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505") requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair-value method for its share-option awards and values restricted share units based on the market value of the underlying shares at the date of grant. The Company estimates the fair value of share options granted with the following assumptions:

	Year ended December 31,
	2014	2013	2012

Dividend yield	0%	0%	0%
Expected volatility	113-125%	116-131%	106-123%
Risk-free interest	1.62-2.27%	1.13-1.75%	1.01-1.33%
Expected life	4.5-6.25 years	4.5-6.25 years	6.25 years

The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay cash dividends in the future.

The computation of expected volatility is based on realized historical share price volatility of the Company's share.

The risk-free interest rate assumption is the implied yield currently available on the U.S treasury yield zero-coupon issues with a remaining term equal to the expected life term of the Company's options.

The Company applies ASC 505 with respect to options and warrants issued to non-employees. ASC 505 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Basic and diluted net loss per share
m.	Basic and diluted net loss per share:

Basic and diluted loss per Ordinary Share are presented in conformity with ASC 260 "Earnings Per Share", for all years presented. Basic loss per Ordinary Share is computed by dividing net loss for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted loss per Ordinary Share is computed by dividing net loss for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury share method.

For the years ended December 31, 2014, 2013 and 2012, all outstanding options, RSUs, and warrants, if any, have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

Income taxes
n.	Income taxes:

The Company account for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provide a valuation allowance to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2014 and 2013, no liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

Severance pay
o.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company's Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company's contributions made to severance pay funds and to insurance policies.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

The Company's Israeli employees are included under section 14 of the Israeli Severance Compensation Law ("Section 14"). Under Section 14, the Company's monthly deposits, at a rate of 8.33% of such employees' monthly salary, are made on their behalf with insurance companies on account of severance pay. Payments in accordance with Section 14 release the Israeli companies from any future severance payments in respect of those employees. Deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

Severance expenses for the years ended December 31, 2014, 2013 and 2012 were $116, $107, and $38, respectively.

The U.S. subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute to the plan. The subsidiary provides a 3% safe-harbor contribution to the plan up to the employee's eligible compensation. In the years 2014, 2013 and 2012, the subsidiary recorded an expense for matching contributions in the amount of $112, $65 and $25, respectively.

Concentrations of credit risk
p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits, trade receivables and other accounts receivable.

The Company's cash and cash equivalents are deposited mainly in Dollars with major banks in Israel and in the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's trade receivables are primarily derived from sales to customers located mainly in the United States. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company has no significant off balance sheet concentrations of credit risk.

Fair value of financial instruments
q.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, restricted cash, short-term bank deposits, accounts receivable, other accounts receivables, trade payables and other account payable and accruals, approximate fair value because of their generally short-term maturities.

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -	inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company measures its warrants at fair value each reporting period until they will be exercised or expired, with changes in the fair values being recognized in the Company's Statement of Comprehensive Loss as financial income or expense.

Recent Accounting Pronouncements
r.	Recent Accounting Pronouncements:

In April 2014, the FASB issued amended guidance related to discontinue operations. The new guidance limits the presentation of discontinued operations to business circumstances when the disposal of the business operation represents a strategic shift that has had or will have a major effect on operations and financial results. This guidance is effective for fiscal years beginning January 1, 2015. We believe that the adoption of this new standard will not materially impact its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers," (ASU 2014-09), which creates a new Topic, Accounting Standards Codification Topic 606. The standard is principle-based and provides a five-step model to determine when and how revenue is recognized. The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The accounting standard is effective for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. The Company is currently evaluating the impact of adopting this guidance.

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-15, “Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity s Ability to Continue as a Going Concern”, which defines management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement is effective for annual reporting periods ending after December 15, 2016 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.